Inventories, Net	6 Months Ended
Jun. 30, 2024
Inventory, Net [Abstract]
INVENTORIES, NET

NOTE 5 — INVENTORIES, NET

Inventories, net consisted of the following:

	June 30,	December 31,
	2024	2023
Raw materials	$443,053	$434,179
Work in progress	1,723,788	1,688,000
Finished goods	151,303	227,526
Subtotal	2,318,144	2,349,705
Reserve for obsolete inventory	-	-
Total	$2,318,144	$2,349,705

The write-down in the value of inventory was based on the management’s specific analysis of future product cycle and was included in the cost of revenues.